Segmented information (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue percentage		10.00%
One Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue from customer	$ 19,500,000		$ 11,600,000
Two Customer [Member]
IfrsStatementLineItems [Line Items]
Revenue from customer	$ 5,600,000		$ 0